Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 05, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed fiscal years since we became public. We completed our IPO on March 8, 2023, therefore the information for the 2023 year relates solely to the period of time in which we were publicly trading our securities. The table below summarizes compensation values both previously reported in our Summary Compensation Table (SCT), as well as the adjusted values required in this section for the applicable years such as Compensation Actually Paid (CAP). Note that for our NEOs other than our CEO, compensation is reported as an average.

Year	SCT Total for PEO1(1)($)	SCT Total for PEO2(1) ($)	CAP to PEO1(1)(2) ($)	CAP to PEO2(1)(2) ($)	Average SCT Total for Non-PEO NEOs(1) ($)	Average CAP to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)(in thousands)	Adjusted Free Cash Flow(4) ($)(in thousands)
							Company TSR ($)	Peer Group TSR(3) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	n/a	5,508,018	n/a	(2,843,995)	3,270,301	(3,691,845)	52.33	94.72	(50,304)	152,505
2024	6,759,695	5,904,989	10,141,460	6,362,061	2,596,915	3,530,113	123.22	85.53	59,944	251,340
2023	6,106,025	n/a	6,712,280	n/a	4,531,499	4,674,888	95.57	96.83	226,493	291,131

(1)	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:
a.	2025: Our PEO2 was Mr. Turner. The non-PEO NEOs were Messrs. Brigham, McCarthy, Voelter and Scholla.
b.	2024: Our PEO1 was Mr. Brigham for a portion of the year and PEO2 was Mr. Turner for a portion of the year. The non-PEO NEOs were Messrs. McCarthy, Scholla and Voelter.
c.	2023: Our PEO1 was Mr. Brigham for the entire year and our non-PEO NEOs were Mr. Turner and Mr. Voelter.
(2)	See the tables below for a reconciliation of SCT Compensation and CAP.
(3)	The Peer Group TSR is calculated based on the PHLX Oil Service Index, which is the same index peer group that we have used in our performance graph pursuant to Item 201(e) of Regulation S-K.
(4)
Adjusted Free Cash Flow is defined as Adjusted EBITDA less Maintenance Capital Expenditures. We define Adjusted EBITDA as net income before depreciation, depletion and accretion expense, amortization expense of acquired intangible assets, interest expense, income tax expense, stock and unit-based compensation, loss on extinguishment of debt, loss on disposal of assets, insurance recovery (gain), unrealized commodity derivative (gain) loss, other acquisition related costs, and other non-recurring costs.

	PEO1 2023 ($)	PEO1 2024 ($)	PEO2 2024 ($)	PEO2 2025 ($)
PEO Summary Compensation Table Totals	6,106,025	6,759,695	5,904,989	5,508,018
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,608,333)	(6,290,464)	(4,496,415)	(4,072,930)
Fair value at year end of equity awards granted during the year	6,214,588	5,064,587	3,977,664	1,419,657
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	0	4,607,643	911,813	(5,506,692)
Change in fair value of equity awards granted in prior years that vested during the year	0	0	64,011	(192,047)
Equity awards granted in prior years that were forfeited during the year	0	0	0	0
Dividends or other earnings paid on equity awards during the year(1)	0	0	0	0
Total Equity Award Related Adjustments	606,255	3,381,766	457,073	(8,352,013)
Compensation Actually Paid Totals	6,712,280	10,141,460	6,362,061	(2,843,995)

(1)	Dividend equivalent rights are paid upon vesting of the applicable award and are included in “Other Compensation” in the Summary Compensation Table.

	2023 ($)	2024 ($)	2025 ($)
Non-PEO NEOs Summary Compensation Table Totals	4,531,499	2,596,915	3,270,301
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,609,439)	(1,842,890)	(2,201,295)
Fair value at year end of equity awards granted during the year	3,752,828	1,652,835	576,736
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	0	894,983	(4,715,556)
Change in fair value of equity awards granted in prior years that vested during the year	0	228,269	(622,031)
Equity awards granted in prior years that were forfeited during the year	0	0	0
Dividends or other earnings paid on equity awards during the year(1)	0	0	0
Total Equity Award Related Adjustments	143,389	933,198	(6,962,146)
Average Compensation Actually Paid Totals	4,674,888	3,530,113	(3,691,845)

(1)	Dividend equivalent rights are paid upon vesting of the applicable award and are included in “Other Compensation” in the Summary Compensation Table.

Company Selected Measure Name			Adjusted Free Cash Flow
Named Executive Officers, Footnote
(1)	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:
a.	2025: Our PEO2 was Mr. Turner. The non-PEO NEOs were Messrs. Brigham, McCarthy, Voelter and Scholla.
b.	2024: Our PEO1 was Mr. Brigham for a portion of the year and PEO2 was Mr. Turner for a portion of the year. The non-PEO NEOs were Messrs. McCarthy, Scholla and Voelter.
c.	2023: Our PEO1 was Mr. Brigham for the entire year and our non-PEO NEOs were Mr. Turner and Mr. Voelter.

Peer Group Issuers, Footnote
(3)	The Peer Group TSR is calculated based on the PHLX Oil Service Index, which is the same index peer group that we have used in our performance graph pursuant to Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)	See the tables below for a reconciliation of SCT Compensation and CAP.

	PEO1 2023 ($)	PEO1 2024 ($)	PEO2 2024 ($)	PEO2 2025 ($)
PEO Summary Compensation Table Totals	6,106,025	6,759,695	5,904,989	5,508,018
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,608,333)	(6,290,464)	(4,496,415)	(4,072,930)
Fair value at year end of equity awards granted during the year	6,214,588	5,064,587	3,977,664	1,419,657
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	0	4,607,643	911,813	(5,506,692)
Change in fair value of equity awards granted in prior years that vested during the year	0	0	64,011	(192,047)
Equity awards granted in prior years that were forfeited during the year	0	0	0	0
Dividends or other earnings paid on equity awards during the year(1)	0	0	0	0
Total Equity Award Related Adjustments	606,255	3,381,766	457,073	(8,352,013)
Compensation Actually Paid Totals	6,712,280	10,141,460	6,362,061	(2,843,995)

(1)	Dividend equivalent rights are paid upon vesting of the applicable award and are included in “Other Compensation” in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount			$ 3,270,301	$ 2,596,915	$ 4,531,499
Non-PEO NEO Average Compensation Actually Paid Amount			$ (3,691,845)	3,530,113	4,674,888
Adjustment to Non-PEO NEO Compensation Footnote
(2)	See the tables below for a reconciliation of SCT Compensation and CAP.

	2023 ($)	2024 ($)	2025 ($)
Non-PEO NEOs Summary Compensation Table Totals	4,531,499	2,596,915	3,270,301
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,609,439)	(1,842,890)	(2,201,295)
Fair value at year end of equity awards granted during the year	3,752,828	1,652,835	576,736
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	0	894,983	(4,715,556)
Change in fair value of equity awards granted in prior years that vested during the year	0	228,269	(622,031)
Equity awards granted in prior years that were forfeited during the year	0	0	0
Dividends or other earnings paid on equity awards during the year(1)	0	0	0
Total Equity Award Related Adjustments	143,389	933,198	(6,962,146)
Average Compensation Actually Paid Totals	4,674,888	3,530,113	(3,691,845)

(1)	Dividend equivalent rights are paid upon vesting of the applicable award and are included in “Other Compensation” in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Disclosure of Most Important Performance Measures for Fiscal Year 2025
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the compensation actually paid (“CAP”) to our CEO and other NEOs in 2024.

Adjusted Free Cash Flow
Adjusted EBITDA
Relative TSR
Return on Capital Employed (“ROCE”*)

*
ROCE means (i) income from operations (defined as earnings before interest and tax with adjustment for extraordinary items within the discretion of the Board) dividend by (ii) capital employed (based on the average of the beginning and ending balances of each calendar year, or a portion of a calendar year).

Total Shareholder Return Amount			$ 52.33	123.22	95.57
Peer Group Total Shareholder Return Amount			$ 94.72	$ 85.53	$ 96.83
Company Selected Measure Amount			152,505,000	251,340,000	291,131,000
PEO Name	Mr. Brigham	Mr. Turner	Mr. Turner		Mr. Brigham
Additional 402(v) Disclosure
Narrative to Pay Versus Performance Table
This is the second year that we are required to provide the Pay Versus Performance Section. We are including 2023, 2024 and 2025 in the analysis above. In addition, Mr. Brigham served as our PEO for all of 2023 while Mr. Brigham served as our PEO until the promotion of Mr. Turner to PEO in March 2024. Because of this, both Messrs. Brigham and Turner are shown as our PEO for 2024. Because we were an emerging growth company in 2023, we had two non PEO NEOs consisting of Messrs. Turner and Voelter. At the end of 2024, we transitioned out of emerging growth company status and added two more NEOs. In 2024, our non PEO NEOs consisted of Messrs. McCarthy, Scholla and Voelter. In 2025, our non PEO NEOs consisted of Messrs. Brigham, McCarthy, Voelter and Scholla.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (50,304,000)	$ 59,944,000	$ 226,493,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Capital Employed (“ROCE”*)
Mr. Turner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,508,018	5,904,989
PEO Actually Paid Compensation Amount			(2,843,995)	6,362,061
Mr. Brigham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,759,695	6,106,025
PEO Actually Paid Compensation Amount				10,141,460	6,712,280
PEO | Mr. Turner [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,352,013)	457,073
PEO | Mr. Turner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,072,930)	(4,496,415)
PEO | Mr. Turner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,419,657	3,977,664
PEO | Mr. Turner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,506,692)	911,813
PEO | Mr. Turner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(192,047)	64,011
PEO | Mr. Turner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Turner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Brigham [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,381,766	606,255
PEO | Mr. Brigham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,290,464)	(5,608,333)
PEO | Mr. Brigham [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,064,587	6,214,588
PEO | Mr. Brigham [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,607,643	0
PEO | Mr. Brigham [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Brigham [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Brigham [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,962,146)	933,198	143,389
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,201,295)	(1,842,890)	(3,609,439)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			576,736	1,652,835	3,752,828
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,715,556)	894,983	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(622,031)	228,269	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0